Note 25 Medical benefits commitments (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Medical benefits commitments [Line Items]
Medical benefits commitments		€ 1,269	€ 1,728
Medical benefits commitments		1,702	1,269	€ 1,728
Present value of defined benefit obligation [member]
Medical benefits commitments [Line Items]
Medical benefits commitments		1,269	1,728	1,448
Medical benefits commitments		1,702	1,269	1,728
Present value of defined benefit obligation [member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		13	18	20
Present value of defined benefit obligation [member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		145	167	167
Present value of defined benefit obligation [member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	0	0	0
Present value of defined benefit obligation [member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		332	(333)	(5)
Present value of defined benefit obligation [member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	0	0	0
Present value of defined benefit obligation [member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	15	(70)
Present value of defined benefit obligation [member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		266	(293)	56
Present value of defined benefit obligation [member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		65	(55)	8
Present value of defined benefit obligation [member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(86)	(71)	(70)
Present value of defined benefit obligation [member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Total for all business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Present value of defined benefit obligation [member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		30	(240)	168
Present value of defined benefit obligation [member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member]
Medical benefits commitments [Line Items]
Medical benefits commitments		1,367	1,744	1,476
Medical benefits commitments		1,747	1,367	1,744
Plan assets [member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		161	168	165
Plan assets [member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		106	15	17
Plan assets [member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	0	0	0
Plan assets [member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		167	(247)	(17)
Plan assets [member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	167	(247)	(17)
Plan assets [member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(86)	(70)	(70)
Plan assets [member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Total for all business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Plan assets [member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		32	(243)	173
Plan assets [member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments		(98)	(16)	(28)
Medical benefits commitments		(45)	(98)	(16)
Net liability asset [Member] | Current service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		13	18	20
Net liability asset [Member] | Interest income or expense [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(16)	(2)	2
Net liability asset [Member] | Contributions by plan participants [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Employer contributions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(106)	(15)	(17)
Net liability asset [Member] | Past service cost [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[1]	0	0	0
Net liability asset [Member] | Remeasurements [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		165	(86)	12
Net liability asset [Member] | Return of plan assets [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year	[2]	(167)	247	17
Net liability asset [Member] | From changes in demographic assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	15	(70)
Net liability asset [Member] | From changes in financial assumptions [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		266	(293)	56
Net liability asset [Member] | Other actuarial gains and losses [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		65	(55)	8
Net liability asset [Member] | Benefit payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Settlements payments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Total for all business combinations [member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		0	0	0
Net liability asset [Member] | Effect on changes in foreign exchange rates [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		(2)	3	(5)
Net liability asset [Member] | Other effects Post employment commitments [Member]
Medical benefits commitments [Line Items]
Medical benefits commitments changes of the year		€ 0	€ 0	€ 0

[1]	(1) Including gains and losses arising from settlements.
[2]	(2) Excluding interest, which is recorded under "Interest income or expense".